Pension Plans	12 Months Ended
Dec. 31, 2023
Pension Plans [Abstract]
PENSION PLANS

NOTE 35 - PENSION PLANS

The Bank has an additional benefit available to its principal executives, consisting of a pension plan. The purpose of the pension plan is to endow the executives with funds for a better supplementary pension upon their retirement.

For this purpose, the Bank will match the voluntary contributions made by the beneficiaries for their future pensions with an equivalent contribution. The executives will be entitled to receive this benefit only when they fulfill the following conditions:

a.	Aimed at the Bank’s management

b.	The general requisite to apply for this benefit is that the employee must be carrying out his/her duties when turning 60 years old

c.	The Bank will create a pension fund, with life insurance, for each beneficiary in the plan. Periodic contributions into this fund are made by the manager and matched by the Bank

d.	The Bank will be responsible for granting the benefits directly

If the working relationship between the manager and the respective company ends, before s/he fulfills the abovementioned requirements, s/he will have no rights under this benefit plan.

In the event of the executive’s death or total or partial disability, s/he will be entitled to receive this benefit.

The Bank will make contributions to this benefit plan on the basis of mixed collective insurance policies whose beneficiary is the Bank. The life insurance company with whom such policies are executed is not an entity linked or related to the Bank or any other Santander Group company.

Plan Assets owned by the Bank at the end of 2023 totaled MCh$5,260 (MCh$6,819 in 2022).

The amount of the defined benefit plans has been quantified by the Bank, based on the following criteria:

Calculation method:

Use of the projected unit credit method which considers each working year as generating an additional amount of rights over benefits and values each unit separately. It is calculated based primarily on fund contributions, as well as other factors such as the legal annual pension limit, seniority, age and yearly income for each unit valued individually.

Assets related to the pension fund contributed by the Bank into the Seguros Euroamérica insurance company with respect to defined benefit plans are presented as net of associated commitments.

Actuarial hypothesis assumptions:

Actuarial assumptions with respect to demographic and financial variables are non-biased and mutually compatible with each other. The most significant actuarial hypotheses considered in the calculations were:

	Post-employment plans	Post-employment plans
	2023	2022
Mortality chart	RV-2014	RV-2014
Termination of contract rates	5,0%	5,0%
Impairment chart	PDT 1985	PDT 1985

Activity for post-employment benefits is as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$
Plan assets	5,260	6,819
Commitments for defined-benefit plans
For active personnel	(5,027)	(6,277)
Incurred by inactive personnel	-	-
Minus:
Unrealized actuarial (gain) losses	-	-
Balances at year end	233	542

Year’s cash flow for post-employment benefits is as follows:

	For the years ended December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$
a) Fair value of plan assets
Opening balance	6,819	7,127	8,224
Expected yield of insurance contracts	539	211	640
Employer contributions	1,269	337	995
Actuarial (gain) losses	-	-	-
Premiums paid	-	-	-
Benefits paid	(3,367)	(856)	(2,659)
Fair value of plan assets at year end	5,260	6,819	7,200

b) Present value of obligations
Present value of obligations opening balance	(6,277)	(6,633)	(7,551)
Net incorporation of Group companies	-	-	-
Service cost	1,250	356	873
Interest cost	-	-	-
Curtailment/settlement effect	-	-	-
Benefits paid	-	-	-
Past service cost	-	-	-
Actuarial (gain) losses	-	-	-
Other	-	-	-
Present value of obligations at year end	(5,027)	(6,277)	(6,678)
Net balance at year end	233	542	523

Plan expected profit:

	As of December 31,
	2023	2022	2021
Type of expected yield from the plan’s assets	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually
Type of yield expected from the reimbursement rights	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually

Plan associated expenses:

	For the years ended December 31,
	2023	2021	2020
	MCh$	MCh$	MCh$
Current period service expenses	1,250	356	(873)
Interest cost	-	-	-
Expected yield from plan’s assets	539	211	(640)
Expected yield of insurance contracts linked to the Plan:	-	-
Extraordinary allocations	-	-	-
Actuarial (gain)/ losses recorded in the period	-	-	-
Past service cost	-	-	-
Other	-	-	-
Total	1,789	567	(1,513)